REVENUE AND EXPENSES (Details 6) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Notes and other explanatory information [abstract]
Net income/(loss) attributable to the equity holders of the Parent (thousand euros)	€ (2,417)	€ (46,382)	€ (68,067)	€ (16,274)
Basic	45,273,438	45,121,956	6,686,432	4,463,482
Diluted	45,273,438	45,121,956	6,686,432	4,463,482
Basic earnings per share (euros)	€ (0.05)	€ (1.03)	€ (10.18)	€ (3.64)
Diluted earnings per share (euros)	€ (0.05)	€ (1.03)	€ (10.18)	€ (3.64)